Related Party Transactions (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Costs	$ 56,542	$ 64,741	$ 67,012
Accounts payable and accrued liabilities	5,302	522,012	832,399
Director [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable and accrued liabilities	194,475	304,623	302,883
Note payable	$ 1,791,540	$ 2,604,713	$ 2,786,183